Employee Benefits (Details) - Schedule of Balances and Movement of Defined Benefit Plans - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
Beginning balance	$ 35,091	$ 18,794	$ 21,125
Cost of current service	1,850	16,430	15
Effect of exchange differences on translation	(4,099)	2,754
Past service cost			1,227
Interest expense	1,990	2,681	1,170
Actuarial loss (gain) from changes in experience	1,407	158	618
Actuarial gain (losses) from financial assumptions	3,269	(3,272)	(2,947)
Benefits paid	(1,402)	(2,454)	(2,414)
Ending balance	38,106	35,091	18,794
Retirement Pensions [Member]
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
Beginning balance	34,688	18,433	20,542
Cost of current service	1,839	16,419
Effect of exchange differences on translation	(4,099)	2,754
Past service cost			1,227
Interest expense	1,939	2,655	1,146
Actuarial loss (gain) from changes in experience	1,386	118	675
Actuarial gain (losses) from financial assumptions	3,199	(3,290)	(2,915)
Benefits paid	(1,347)	(2,401)	(2,242)
Ending balance	37,605	34,688	18,433
Retroactive Severance Pay [Member]
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
Beginning balance	403	361	583
Cost of current service	11	11	15
Effect of exchange differences on translation
Interest expense	51	26	24
Actuarial loss (gain) from changes in experience	21	40	(57)
Actuarial gain (losses) from financial assumptions	70	18	(32)
Benefits paid	(55)	(53)	(172)
Ending balance	501	403	361
Long-Term Defined Benefit Plan [Member]
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
Beginning balance	1,554	1,584	1,779
Cost of current service	64	78	74
Past service cost	(128)	(13)
Interest expense	205	115	89
Actuarial loss from change in experience	87	200	75
Actuarial gain (losses) from financial assumptions	241	(317)	(187)
Benefits paid	(208)	(93)	(246)
Ending balance	$ 1,815	$ 1,554	$ 1,584